Short-term borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term borrowings:
Short-term borrowings	$ 4,708	$ 3,679	$ 5,287
Notes payable to banks
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	6.80%	6.30%	5.80%
Commercial paper
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	0.30%	0.50%	0.60%
Demand notes
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	0.80%	0.80%	0.80%
Machinery, Energy & Transportation
Short-term borrowings:
Short-term borrowings	9	16	636
Machinery, Energy & Transportation | Notes payable to banks
Short-term borrowings:
Short-term borrowings	9	16	484
Machinery, Energy & Transportation | Notes payable to former shareholders of Siwei
Short-term borrowings:
Short-term borrowings	0	0	152
Machinery, Energy & Transportation | Commercial paper
Short-term borrowings:
Short-term borrowings	0	0	0
Financial Products
Short-term borrowings:
Short-term borrowings	4,699	3,663	4,651
Financial Products | Notes payable to banks
Short-term borrowings:
Short-term borrowings	411	545	418
Financial Products | Commercial paper
Short-term borrowings:
Short-term borrowings	3,688	2,502	3,654
Financial Products | Demand notes
Short-term borrowings:
Short-term borrowings	$ 600	$ 616	$ 579